THE GLOBAL FIXED INCOME PORTFOLIO
The Global Fixed Income Portfolio
What is the Portfolio’s investment objective?
The Global Fixed Income Portfolio seeks current income consistent with the preservation of principal.
What are the Portfolio’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		THE GLOBAL FIXED INCOME PORTFOLIO DPT CLASS
Management fees		0.50%
Distribution and service (12b-1) fees		none
Other expenses		0.14%
Total annual portfolio operating expense		0.64%
Less fee waivers and expense reimbursements	[1]	(0.04%)
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.60%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.60% of the Portfolio's average daily net assets from February 28, 2012 through February 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	THE GLOBAL FIXED INCOME PORTFOLIO
1 Year	61
3 Years	201
5 Years	353
10 Years	795

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 89% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies?

The Portfolio invests primarily in fixed income securities that may also provide the potential for capital appreciation. The Portfolio is a global fund that invests in issuers located throughout the world. As such, it may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the euro. The Portfolio is considered “nondiversified” as defined in the 1940 Act, which means that it can invest in a smaller number of issuers than a diversified mutual fund.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers. This policy is in addition to the 80% Policy.

Our approach in selecting investments for the Portfolio is oriented to country selection and is value driven. In selecting fixed income instruments for the Portfolio, we identify those countries’ fixed income markets that we believe will provide the U.S.-domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation. We conduct extensive fundamental research on a global basis, and it is through this effort that attractive fixed income markets are selected for investment. The core of the fundamental research effort is a value oriented discounted income stream methodology that isolates value across country boundaries. This approach focuses on future coupon and redemption payments and discounts the value of those payments back to what they would be worth if they were to be paid today. Comparisons of the values of different possible investments are then made.

Our management approach is long-term in orientation, and it is therefore expected that the annual turnover of the portfolio will not exceed 200% under normal circumstances. The turnover rate may also be affected by cash requirements from redemptions of the Portfolio’s shares.

The Portfolio will attempt to achieve its objective by investing in a broad range of fixed income securities, including debt obligations of foreign and U.S. companies that are generally rated A or better by S&P or Moody’s or, if unrated, are deemed to be of comparable quality, as well as foreign and U.S. government securities with the limitations noted below. The Portfolio may invest up to 5% of its assets in fixed income securities rated below investment grade, including foreign government securities as discussed below.

It is anticipated that the average weighted maturity of the Portfolio will be in the 5- to 10-year range. If, however, we anticipate a declining interest rate environment, the average weighted maturity may be extended beyond 10 years. Conversely, if we anticipate a rising rate environment, the average weighted maturity may be shortened to less than 5 years.

The Portfolio may also invest in zero-coupon bonds, and in the debt securities of supranational entities denominated in any currency. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank. For increased safety, the Portfolio currently anticipates that a large percentage of its assets will be invested in U.S. government securities, foreign government securities, and securities of supranational entities.

With respect to U.S. government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. These obligations differ mainly in interest rates, maturities, and dates of issuance. When we believe a temporary defensive approach is appropriate, the Portfolio may hold up to 100% of its assets in such U.S. government securities and certain other short-term instruments.

With respect to securities issued by foreign governments, their agencies, instrumentalities, or political subdivisions, the Portfolio will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody’s or, if unrated, have been determined to be of comparable quality. As noted above, the Portfolio may invest up to 5% of its assets in noninvestment grade fixed income securities. These investments may include foreign government securities. The Portfolio may also invest in sponsored or unsponsored ADRs or European depositary receipts (EDRs). While the Portfolio may purchase securities of issuers in any foreign country, developed or developing, it is currently anticipated that the countries in which the Portfolio may invest will include, but not be limited to, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Korea, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of issuers in such countries.

Currency considerations carry a special risk for a portfolio of international securities. We use a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with its portfolio of securities.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Bank loans and other indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Risk	Definition
Prepayment risk

The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yield risk

The risk that high yield securities, commonly known as “junk bonds”, are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Nondiversification risk

A nondiversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Derivatives risk

Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Global Fixed Income Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-, 5- and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return

During the periods illustrated in this bar chart, The Global Fixed Income Portfolio’s highest quarterly return was 13.51% for the quarter ended June 30, 2002 and its lowest quarterly return was -5.93% for the quarter ended March 30, 2009.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns THE GLOBAL FIXED INCOME PORTFOLIO	1 year	5 years	10 years
DPT CLASS	3.75%	7.82%	9.44%
DPT CLASS After Taxes on Distributions	(0.66%)	4.41%	6.16%
DPT CLASS After Taxes on Distributions and Sales	2.43%	4.69%	6.23%
Citigroup® World Government Bond Index	6.35%	7.13%	7.77%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.